EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2014
EMPLOYEE BENEFIT PLANS [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
	Retirement Income		Retirement Health Care
	2014	2013	2014	2013
Change in benefit obligations:
Projected benefit obligation at beginning of year	$612	$646	$51	$63
Service cost	3	4	1	1
Interest cost	27	24	2	2
Actuarial (gain) loss	47	(27)	(2)	(9)
Plan amendments	-	-	(2)	(5)
Translation and other adjustment	(6)	-	-	-
Benefits paid	(42)	(35)	(1)	(1)
Projected benefit obligation at end of year	641	612	49	51

Change in plan assets:
Fair value of assets at beginning of year	408	394	-	-
Actual return on plan assets	51	37	-	-
Employer contributions to nonqualified plans	15	12	1	1
Benefits paid	(42)	(35)	(1)	(1)
Fair value of plan assets at end of year	432	408	-	-
Accrued benefit cost, net funded status	$(209)	$(204)	$(49)	$(51)

Schedule of Amounts Recognized in the Balance Sheets
	Retirement Income		Retirement Health Care
	2014	2013	2014	2013
Amount recognized in the balance sheets consists of:
Pension benefit assets	$2	$-	$-	$-
Current accrued benefit liability	$(14)	$(17)	$(4)	$(4)
Non-current accrued benefit liability	(197)	(187)	(45)	(47)
Accrued benefit cost, net	$(209)	$(204)	$(49)	$(51)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets
	Pension Plans		Other Retirement Plans
	2014	2013	2014	2013
Projected benefit obligation	$538	$529	$78	$80
Accumulated benefit obligation	538	528	78	80
Fair value of plan assets	405	405	-	-

Schedule of Components of Net Periodic Benefit Cost
	Retirement Income			Retirement Health Care
	2014	2013	2012	2014	2013	2012
Service cost	$3	$4	$-	$1	$1	$1
Interest cost	27	24	29	2	2	3
Expected return on plan assets	(25)	(29)	(31)	-	-	-
Amortization of unrecognized items	11	12	8	(4)	(2)	(3)
Total	$16	$11	$6	$(1)	$1	$1

Schedule of Items Not Yet Recognized as a Component of Postretirement Expense
	Retirement Income	Retirement Health Care
Net actuarial loss (gain)	$247	$(29)
Prior service cost (benefit)	1	(9)
Net deferred income tax (assets) liabilities	(92)	14
Accumulated other comprehensive loss (income)	$156	$(24)

Summary of Amounts Recognized in Accumulated Other Comprehensive Net Losses
	Retirement Income	Retirement Health Care
Net actuarial loss (gain) at beginning of year	$239	$(29)
Amortization during the year	(11)	2
Loss (gain) during the year	19	(2)
Net actuarial loss (gain) at end of year	$247	$(29)

Schedule of Weighted Average Assumptions Used
	Retirement Income		Retirement Health Care
	2014	2013	2014	2013
Discount rate	4.05%	4.39%	4.00%	4.33%
Rate of compensation increase	4.46%	3.44%	n/a	n/a
	Retirement Income
	2014	2013	2012
Discount rate	4.39%	3.87%	5.31%
Rate of compensation increase	3.44%	3.71%	3.93%
Expected return on plan assets	6.61%	7.50%	8.12%

	Retirement Health Care
	2014	2013	2012
Discount rate	4.33%	3.86%	5.29%

Schedule of Expected Benefit Payments
	Retirement Income	Retirement Health Care
2015	$38	$4
2016	39	4
2017	40	3
2018	41	3
2019	39	3
Fiscal years 2020 through 2024	196	13

Schedule of Target Weighted Average Asset Allocations
	% Target Allocation		% of Plan Assets
	2014	2013	2014	2013

U.S. equity	11%	20%	11%	20%
International equity	12	21	12	21
Fixed income	74	54	74	54
Other	3	5	3	5
Total	100%	100%	100%	100%

Schedule of Plan Assets Carried at Fair Value

	2014
	Level 1	Level 2	Total
Cash equivalents	$3	$-	$3
Common collective trusts
Bond funds	-	309	309
International equity funds	-	64	64
Domestic equity funds	-	44	44
Real Estate fund	-	12	12
Total common collective trusts	-	429	429
Total assets at fair value	$3	$429	$432

	2013
	Level 1	Level 2	Total
Cash equivalents	$3	$-	$3
Common collective trusts
Bond funds	-	217	217
International equity funds	-	93	93
Domestic equity funds	-	77	77
Real Estate fund	-	18	18
Total common collective trusts	-	405	405
Total assets at fair value	$3	$405	$408